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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment           [ ] Amendment Number: ________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SAB Capital Management, L.P.
Address: 767 Fifth Avenue, 44th Floor
         New York, NY 10153

Form 13F File Number: 028-11911

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Brian Jackelow
Title: Chief Financial Officer
Phone: 212-457-8010

Signature, Place, and Date of Signing:

/s/ Brian Jackelow             New York, NY        November 14, 2011
------------------------    ------------------   ---------------------
      (Signature)              (City, State)            (Date)

Report Type ( Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F Summary Page

Report Summary:

Number of Other Included Managers: 1
Form 13F Information Table Entry Total: 12
Form 13F Information Table Value Total: 482,040 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.     Form 13F File Number   Name
-------  --------------------   ----------------------------
  1      028-06341              SAB Capital Advisors, L.L.C.

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                           FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN 2  COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                   VOTING AUTHORITY
                             TITLE OF            VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
NAME OF ISSUER                 CLASS     CUSIP   (X1000)   PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- --------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMERICAN CAP MTG INVT CORP      COM    02504A104   2,881    172,513 SH        DEFINED       1      172,513    0     0
AMERICAN CAPITAL AGENCY CORP    COM    02503X105 110,086  4,062,211 SH        DEFINED       1    4,062,211    0     0
ANN INC                         COM    035623107  92,090  4,031,941 SH        DEFINED       1    4,031,941    0     0
GAIN CAP HLDGS INC              COM    36268W100   6,062    963,803 SH        DEFINED       1      963,803    0     0
GOOGLE INC                      CL A   38259P508  92,707    180,000 SH        DEFINED       1      180,000    0     0
INTERPUBLIC GROUP COS INC       COM    460690100  60,035  8,338,250 SH        DEFINED       1    8,338,250    0     0
INTERPUBLIC GROUP COS INC       COM    460690100   5,224    725,600 SH  CALL  DEFINED       1            -    -     -
INVESCO MORTGAGE CAPITAL INC    COM    46131B100  50,168  3,550,445 SH        DEFINED       1    3,550,445    0     0
KKR & CO L P DEL             COM UNITS 48248M102  25,453  2,447,440 SH        DEFINED       1    2,447,440    0     0
KKR & CO L P DEL             COM UNITS 48248M102   4,160    400,000 SH  CALL  DEFINED       1            -    -     -
PFSWEB INC                    COM NEW  717098206     296     78,084 SH        DEFINED       1       78,084    0     0
TWO HBRS INVT CORP              COM    90187B101  32,878  3,723,490 SH        DEFINED       1    3,723,490    0     0